Long-Term Employee Benefit Liabilities (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Amounts recorded in the consolidated balance sheet
Non-current liability	$ (419)	$ (356)	$ (339)
Pension Plans, Defined Benefit [Member]
Projected benefit obligation
Beginning of year	352	330	274
Current service cost	11	11	9
Interest cost	19	18	16
Actuarial losses (gains) and changes in actuarial assumptions	42	(5)	32
Benefits paid	(14)	(17)	(14)
Benefits paid	(14)	(17)	(14)
Special termination benefit	1	8
Acquisition		5
Divestitures	(3)
Currency translation	(5)	2	13
End of year	403	352	330
Plan assets at fair value
Beginning of year	253	218	176
Return on plan assets		25	37
Employer contributions	24	21	13
Benefits paid	(14)	(17)	(14)
Settlement			(5)
Currency translation	(4)	4	10
End of year	259	253	218
Ending funded status	144	99	112
Amounts recorded in the consolidated balance sheet
Non-current asset	(1)	0	0
Current liability	2	2	2
Non-current liability	143	97	110
Net amount	144	99	112
Amounts recorded in accumulated other comprehensive income
Unrecognized actuarial losses	(101)	(42)	(57)
Net periodic benefit cost
Current service cost	11	11	9
Interest cost	19	18	16
Return on plan assets	(19)	(17)	(14)
Actuarial losses	1	2	2
Special termination benefit	1	8	0
Net periodic benefit cost	$ 13	$ 22	$ 13